Cash and Investments - Schedule of Fixed Income Maturity (Details) - Bonds - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and Investments
Amortized cost	$ 14,221.1	$ 15,419.9
Fair value	$ 14,533.6	$ 16,295.3
Pre-tax effective interest rate	2.70%	3.20%
Due in 1 year or less
Cash and Investments
Amortized cost	$ 6,022.8	$ 4,968.1
Fair value	5,946.5	4,935.3
Due after 1 year through 5 years
Cash and Investments
Amortized cost	6,674.2	9,378.4
Fair value	6,950.1	10,096.9
Due after 5 years through 10 years
Cash and Investments
Amortized cost	534.0	654.2
Fair value	531.3	718.5
Due after 10 years
Cash and Investments
Amortized cost	990.1	419.2
Fair value	$ 1,105.7	$ 544.6